Financial Instruments (Details) $ / shares in Units, $ in Thousands	Mar. 19, 2020 USD ($) $ / shares shares
Financial Instruments [Line Items]
Cash paid for principal amount	$ 350
Purchase price	$ 315
Issued of warrant (in Shares) | shares	1,538
Maturity date	Mar. 23, 2021
Interest rate	12.00%
Initial conversion price (in Dollars per share) | $ / shares	$ 0.35
Conversion price	70.00%
Ordinary share exercise price (in Dollars per share) | $ / shares	$ 0.35
Private Placement [Member]
Financial Instruments [Line Items]
Cash paid for principal amount	$ 220
Issued of warrant (in Shares) | shares	12,088
Purchase price	$ 5,148